Share-Based Payments - Summary of Plans and Analysis of Total Charge by Type of Award (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	£ 84	£ 57	£ 58
Employee Saveshare Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	42	40	27
Incentive Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	16		21
Deferred Bonus Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	4	9	4
Retention Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	21	£ 8	1
Other Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	£ 1		£ 5